Shareholder Report, Average Annual Return (Details) DFHW_DFA Short-Term Selective State Municipal Bond Portfolio_Institutional_TSR Annual {Institutional}		12 Months Ended	43 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Short-Term Selective State Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		2.94%	2.46%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent		3.77%	2.72%
ICE BofA 1-3 Year US Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Municipal Securities Index
Average Annual Return, Percent	[1]	3.43%	2.73%

[1]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.